Commitments - Additional Information (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD Distributor	Dec. 31, 2015 CAD
Commitments [Line Items]
Lease payments	CAD 10	CAD 6
Number of distributor | Distributor	1
Letters of credit provided	CAD 24	15
Letters of credit outstanding relating to retirement compensation arrangements	150	139
IESO [Member]
Commitments [Line Items]
Letters of credit provided	CAD 17	15
Inergi LP [Member] | Customer Service Operations Outstanding Services [Member]
Commitments [Line Items]
Agreement expiry date	2018-02
Inergi LP [Member] | Services Including Settlements, Source To Pay, Information Technology, Pay Operation, Finance And Accounting [Member]
Commitments [Line Items]
Agreement expiry date	2019-12
Brookfield Global Integrated Solutions [Member] | Services Including Facilities Management And Execution Of Certain Capital Projects [Member]
Commitments [Line Items]
Agreement expiry date	2024-12
Operating Leases [Member] | Minimum [Member]
Commitments [Line Items]
Typical terms of irrevocable operating lease	3 years
Operating lease renewal options	3 years
Operating Leases [Member] | Maximum [Member]
Commitments [Line Items]
Typical terms of irrevocable operating lease	5 years
Operating lease renewal options	5 years
Long-Term Software/Meter Agreement [Member] | Trilliant Agreement [Member]
Commitments [Line Items]
Agreement expiry date	2025-12
Agreement renewal term	5 years
Subsidiaries [Member]
Commitments [Line Items]
Parental guarantees	CAD 329	329
Distributor [Member]
Commitments [Line Items]
Parental guarantees	CAD 1	CAD 1